Equity Method Investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gains (losses) on financial assets at fair value through profit or loss	$ 0	$ 322
Kneron Inc [Member]
Gains (losses) on financial assets at fair value through profit or loss	$ 2,094	$ 0